Financial Risks - Disclosure of Sensitivity Analysis of Shareholders' Equity to Equity Markets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity prices, 10% higher [member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Estimated approximate effects on net result	€ 151	€ 146
Estimated approximate effects on shareholders' equity	341	394
Equity prices, 10% lower [member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Estimated approximate effects on net result	(212)	(208)
Estimated approximate effects on shareholders' equity	(221)	(199)
Equity prices, 25% higher [member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Estimated approximate effects on net result	322	290
Estimated approximate effects on shareholders' equity	660	725
Equity prices, 25% lower [member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Estimated approximate effects on net result	(529)	(541)
Estimated approximate effects on shareholders' equity	€ (685)	€ (715)